Share-based payment arrangements - Weighted Average Options exercised (Details)	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares
Weighted Average Options exercisable [Line Items]
Exercised During the Year | shares	2,238,187	2,238,187	514,410	237,090
Weighted-average exercise price $ | £ / shares	£ 0.70		£ 1.52	£ 1.98
Alivio [Member]
Weighted Average Options exercisable [Line Items]
Exercised During the Year	2,373,750	2,373,750	0	3,125
Weighted-average exercise price $		$ 0.03
Entrega
Weighted Average Options exercisable [Line Items]
Exercised During the Year	525,000	525,000	0	0
Weighted-average exercise price $		$ 0.03
Vedanta Biosciences
Weighted Average Options exercisable [Line Items]
Exercised During the Year	52,938	52,938	813	0
Weighted-average exercise price $		$ 0.96